Subsequent Events	12 Months Ended
Dec. 31, 2015
Notes
Subsequent Events

NOTE 14 - SUBSEQUENT EVENTS

On May 26, 2015, the Company entered into a loyalty agreement with Help Worldwide, Inc. (“HWW”) which provided that the Company would join the HWW network and become a licensed Loyalty Program Operator (“LPO”) to enable delivery of a Yowza!! Points program for consumers and merchants in the Yowza!! program. HWW was also to build a Yowza!! branded Rewards Mall for the redemption of Yowza!! Points.   On March 28, 2016, a settlement agreement was signed between the Company and HWW, terminating the LPO license agreement executed in May 2015.  The settlement agreement stipulates that on or about March 31, 2016, HWW will return 6,500,000 of the 7,000,000 shares of Spindle restricted common stock issued to HWW for the license fee.  The LPO license agreement was terminated amicably and not due to default or breach by any party.

During the month of March, 2016, the Company issued 680,000 shares of unregistered stock to two members of our board of directors in accordance with terms of their consulting agreements.  Also in March, 2015, 2,722,221 shares were purchased by and issued to various investors under the Securities Purchase Agreement in conjunction with our November 17, 2015 private placement offering.  These shares are expected to become freely trading in the public market upon effective registration.